Other Intangible Assets, Net (Details) - Schedule of other intangible assets, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Intangible asset, Gross	$ 126,806	$ 128,984
Intangible assets, Accumulated amortization	82,803	72,045
Other intangible assets, net	$ 44,003	56,939
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life (years)	6 years 8 months 12 days
Intangible asset, Gross	$ 55,178	57,317
Intangible assets, Accumulated amortization	$ 27,717	23,940
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life (years)	3 years 3 months 18 days
Intangible asset, Gross	$ 70,264	70,123
Intangible assets, Accumulated amortization	$ 53,832	46,960
Patent [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life (years)	1 year 6 months
Intangible asset, Gross	$ 1,364	1,544
Intangible assets, Accumulated amortization	$ 1,254	$ 1,145